Intangible Assets, Net - Schedule of Intangible Assets, Stated at Cost Less Accumulated Amortization (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Intangible Assets, Stated at Cost Less Accumulated Amortization [Line Items]
Less: accumulated amortization	¥ (784,591)		¥ (553,459)
Total	2,328,617	$ 325,062	955,974
Software and technology [Member]
Schedule of Intangible Assets, Stated at Cost Less Accumulated Amortization [Line Items]
Software and technology	¥ 3,113,208		¥ 1,509,433